FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Gain (loss) on derivative instruments	$ 50	$ (1,205)	$ (126)